Debt	6 Months Ended
Jun. 30, 2025
Debt [Abstract]
Debt
7.	Debt:

Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2024 and changes in the six months ended June 30, 2025 are discussed below.

Bank / Vessel(s)
	December 31, 2024	June 30, 2025
Total long term debt:
2nd AVIC Facility (M/T Eco West Coast)	38,617	37,517
Huarong Facility (M/T Eco Malibu)	38,800	37,700
2nd CMBFL Facility (M/T Eco Marina Del Ray)	27,000	26,000
1st CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	120,764	117,822
1st AVIC Facility (M/T Eco Oceano Ca)	40,066	38,710
HSBC Facility (M/Y Para Bellvm)	-	13,874
Total long term debt	265,247	271,623
Less: Deferred finance fees	(5,989)	(5,731)
Total long term debt net of deferred finance fees	259,258	265,892

Presented:
Current portion of long-term debt	14,202	16,071
Long term debt	245,056	249,821

Total Debt net of deferred finance fees	259,258	265,892

HSBC Facility

On February 7, 2023, the shipowning company that owns the M/Y Para Bellvm entered into a credit facility with HSBC Private Bank (Suisse) Sa (“HSBC”) for Euro 14,340 for the financing of the M/Y Para Bellvm. This facility was drawn down in full. The credit facility is repayable in 28 consecutive quarterly installments of Euro 358.5 commencing in November 2023, plus a balloon installment of Euro 4,302 payable together with the last installment.

The facility contains various covenants, including (i) an asset cover ratio of 167% up to August 2025, 182% from August 2025 to August 2027 and 200% from August 2027 onwards, (ii) Debt Servicing Coverage Ratio shall be not less than 1.20:1, where “Debt Service” is defined as the aggregate of interest and repayment relating to the HSBC Facility and “Debt Servicing Coverage Ratio” means the ratio of EBITDA to Debt Service. (iii) minimum free liquidity of three months interest service. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and it also restricts the shipowning company and the Company from paying dividends if an event of default has occurred and is continuing or if such a payment will result in an event of default.

The facility is secured as follows:

•	First priority mortgage over M/Y Para Bellvm;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 30 days;
•	Corporate guarantee of the Company;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The facility bears interest at EURIBOR plus a margin of 2.30%.

As of June 30, 2025, the Company was in compliance with all debt covenants with respect to its credit facilities. The fair value of debt outstanding on June 30, 2025, after excluding unamortized financing fees, amounted to $261,824 when valuing the 1st CMBFL Facility on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on June 30, 2025, which is considered to be a Level 2 item in accordance with the fair value hierarchy. As of June 30, 2025 the applicable average SOFR was 4.30% and the applicable EURIBOR was 2.15%.